Summary of Significant Accounting Policies (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disaggregation of Revenue [Line Items]
Total				¥ 204,953
Late payment penalties and loan collection fees
Disaggregation of Revenue [Line Items]
Total	¥ 113,313	$ 16,481	¥ 218,675	158,154
Others
Disaggregation of Revenue [Line Items]
Total	76,399	11,111	86,362	46,799
Other revenues
Disaggregation of Revenue [Line Items]
Total	¥ 189,712	$ 27,592	¥ 305,037	¥ 204,953